Interest and Finance Expense	12 Months Ended
Dec. 31, 2023
Interest And Finance Expense [Abstract]
Interest and Finance Expense

19. Interest and Finance Expense

	2023	2022
Interest expense	$1,461	$3,358
Reclamation accretion expense (Note 14)	493	243
Other financing costs(1)	759	2,988
	$2,713	$6,589
(1)Includes $2.9 million in fees from the early repayment of the Company's secured project financing facility during the year ended December 31, 2022.